SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 95.1%
	Banks — 11.7%
	Banks — 11.7%
	Bank Central Asia Tbk PT	5,111,333	$ 10,188,674
	Bank Rakyat Indonesia Persero Tbk PT	54,400,906	11,539,009
	Credicorp Ltd.	148,728	19,880,472
[a]	Grupo Financiero Banorte SAB de C.V.	3,249,619	11,244,195
	HDFC Bank Ltd.	2,462,424	34,780,419
[a]	Sberbank of Russia PJSC Sponsored ADR	727,035	8,273,658
			95,906,427
	Capital Goods — 1.3%
	Industrial Conglomerates — 1.3%
[a]	SM Investments Corp.	544,224	10,256,424
			10,256,424
	Consumer Durables & Apparel — 3.6%
	Textiles, Apparel & Luxury Goods — 3.6%
	LVMH Moet Hennessy Louis Vuitton SE	21,163	9,284,771
	Shenzhou International Group Holdings Ltd.	1,646,868	19,846,135
			29,130,906
	Consumer Services — 2.8%
	Diversified Consumer Services — 0.7%
[a]	TAL Education Group ADR	83,645	5,719,645
	Hotels, Restaurants & Leisure — 2.1%
	Galaxy Entertainment Group Ltd.	1,391,141	9,468,123
	Huazhu Group Ltd. ADR	231,981	8,130,934
			23,318,702
	Diversified Financials — 5.9%
	Capital Markets — 3.4%
	B3 S.A. - Brasil Bolsa Balcao	1,384,830	14,028,849
	Hong Kong Exchanges & Clearing Ltd.	252,962	10,770,591
[a]	XP, Inc. Class A	83,592	3,511,700
	Consumer Finance — 1.9%
	SBI Cards & Payment Services Ltd.	1,882,805	15,685,106
	Metals & Mining — 0.6%
	Banco BTG Pactual S.A.	345,075	4,721,057
			48,717,303
	Energy — 5.2%
	Oil, Gas & Consumable Fuels — 5.2%
	LUKOIL PJSC Sponsored ADR	137,487	10,209,784
	Novatek PJSC Sponsored GDR	47,619	6,771,422
[a]	Reliance Industries Ltd.	78,824	835,075
	Reliance Industries Ltd.	1,110,376	25,110,899
			42,927,180
	Food & Staples Retailing — 0.6%
	Food & Staples Retailing — 0.6%
	Magnit PJSC Sponsored GDR	373,480	4,851,505
			4,851,505
	Food, Beverage & Tobacco — 4.0%
	Beverages — 2.7%
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	679,608	10,100,788
	Wuliangye Yibin Co. Ltd. Class A	494,138	11,953,025
	Food Products — 1.3%
[b]	China Feihe Ltd.	5,366,021	10,745,196
	Vietnam Dairy Products, JSC	2	10
			32,799,019
	Health Care Equipment & Services — 1.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Health Care Providers & Services — 1.3%
[b]	Hapvida Participacoes e Investimentos S.A.	931,211	$ 10,645,885
			10,645,885
	Household & Personal Products — 1.9%
	Personal Products — 1.9%
	Unilever N.V.	296,925	15,817,195
			15,817,195
	Insurance — 6.9%
	Insurance — 6.9%
	AIA Group Ltd.	3,490,883	32,564,459
	Ping An Insurance Group Co. of China Ltd. Class H	2,429,240	24,290,833
			56,855,292
	Materials — 3.0%
	Chemicals — 2.0%
	Sociedad Quimica y Minera de Chile S.A. Sponsored ADR	619,374	16,147,080
	Metals & Mining — 1.0%
	Severstal PJSC GDR	664,863	8,044,843
			24,191,923
	Media & Entertainment — 9.8%
	Entertainment — 0.4%
[a]	Sea Ltd. ADR	31,399	3,367,229
	Interactive Media & Services — 9.4%
	Tencent Holdings Ltd.	1,072,922	69,022,503
[a]	Yandex N.V. Class A	163,591	8,182,822
			80,572,554
	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
	Pharmaceuticals — 0.0%
[a,c]	Animal Health Holdings, Inc.	35,787,582	0
			0
	Retailing — 11.2%
	Internet & Direct Marketing Retail — 11.2%
[a]	Alibaba Group Holding Ltd.	2,662,592	72,005,585
[a]	Meituan Dianping Class B	427,413	9,479,684
[a]	Prosus N.V.	110,267	10,250,239
			91,735,508
	Semiconductors & Semiconductor Equipment — 8.3%
	Semiconductors & Semiconductor Equipment — 8.3%
	MediaTek, Inc.	597,762	11,730,556
[a]	Micron Technology, Inc.	310,201	15,981,556
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,844,205	40,781,446
			68,493,558
	Software & Services — 3.5%
	Information Technology Services — 2.6%
[a]	EPAM Systems, Inc.	37,331	9,407,785
[a,b]	Network International Holdings plc	2,125,662	11,615,539
	Software — 0.9%
[a]	Globant S.A.	52,569	7,877,465
			28,900,789
	Technology Hardware & Equipment — 7.3%
	Electronic Equipment, Instruments & Components — 2.6%
[a]	IPG Photonics Corp.	76,236	12,227,492
	Sunny Optical Technology Group Co. Ltd.	590,124	9,441,375
	Technology Hardware, Storage & Peripherals — 4.7%
	Samsung Electronics Co. Ltd.	877,981	38,539,632
			60,208,499
	Transportation — 2.8%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Transportation Infrastructure — 2.8%
	Adani Ports & Special Economic Zone Ltd.	4,918,820	$ 22,547,272
			22,547,272
	Utilities — 4.0%
	Gas Utilities — 2.9%
	China Gas Holdings Ltd.	4,716,909	14,545,400
	Infraestructura Energetica Nova SAB de CV	3,189,541	9,174,033
	Independent Power and Renewable Electricity Producers — 1.1%
	China Yangtze Power Co. Ltd.	3,433,794	9,193,545
			32,912,978
	Total Common Stock (Cost $604,471,858)		780,788,919
	Short-Term Investments — 4.7%
[d]	Thornburg Capital Management Fund	3,886,194	38,861,944
	Total Short-Term Investments (Cost $38,861,944)		38,861,944
	Total Investments — 99.8% (Cost $643,333,802)		$819,650,863
	Other Assets Less Liabilities — 0.2%		1,938,014
	Net Assets — 100.0%		$821,588,877

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the aggregate value of these securities in the Fund’s portfolio was $33,006,620, representing 4.02% of the Fund’s net assets.
c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Developing World Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers five classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”) and Retirement Classes (“Class R5” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2020 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.